Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended			6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
OPERATING EXPENSES:
General and administrative							$ 388,355
Legal and professional							20,500
OTHER INCOME (EXPENSE):
NET INCOME (LOSS)							2,121,614
Xing Group [Member]
REVENUES				$ 21,585,529		$ 21,579,107			$ 43,316,772	$ 40,163,661
COST OF GOODS SOLD									33,682,086	31,302,068
Cost of revenues				16,663,821		16,634,274
GROSS PROFIT				4,921,708		4,944,833			9,634,686	8,861,593
OPERATING EXPENSES:
Wages and benefits				2,940,560		2,679,790			5,937,645	5,362,210
General and administrative				1,396,512		1,356,277			2,538,422	2,406,771
Total operating expenses				4,337,072		4,036,067			8,476,067	7,768,981
INCOME (LOSS) FROM OPERATIONS				584,636		908,766			1,158,619	1,092,612
OTHER INCOME (EXPENSE):
Interest expense				(451,351)		(461,926)			(937,847)	(984,292)
Other income (expense)				13,894		166,148			551,536	137,449
Other expense										(23,089)
Total other income (expense)				(437,457)		(295,778)			(386,311)	(869,932)
NET INCOME (LOSS)				147,179		612,988			772,308	222,680
NET (LOSS) INCOME PER SHARE - BASIC AND DILUTED
Members' deficit, beginning of period	$ (16,898,187)	$ (17,204,686)	$ (17,817,674)	(17,045,366)		(17,817,674)	(17,045,366)		(17,817,674)	(18,040,354)
Members' deficit, end of period				(16,898,187)		(17,204,686)		$ (17,045,366)	(17,045,366)	(17,817,674)
Successor [Member]
REVENUES	13,482,012	611,014			$ 1,302,999		14,757,552	1,844,889
COST OF GOODS SOLD	10,529,464	458,873			981,336		11,629,593	1,606,141
GROSS PROFIT	2,952,548	152,141			321,663		3,127,959	238,748
OPERATING EXPENSES:
Advertising, promotion and selling	708,174	126,420			214,701		906,009	209,109
General and administrative	1,798,798	277,567			835,471		2,819,226	1,065,954
Gain on forgiveness of accrued payroll					(500,000)			(500,000)
Legal and professional	150,708	63,520			171,494		1,326,108	225,390
Total operating expenses	2,657,680	467,507			721,666		5,051,343	1,000,453
INCOME (LOSS) FROM OPERATIONS	294,868	(315,366)			(400,003)		(1,923,384)	(761,705)
OTHER INCOME (EXPENSE):
Interest expense	(123,246)	(34,767)			(107,960)		(189,470)	(138,988)
Interest income								1
Other income (expense)	(7,826)	10,853			10,853		(8,760)
Total other income (expense)	(131,072)	(23,914)			(97,107)		(198,230)	(138,987)
INCOME (LOSS) FROM CONTINUING OPERATIONS	163,796	(339,280)			(497,110)		(2,121,614)	(900,692)
Loss on sale of discontinued operations								(256,773)
INCOME FROM DISCONTINUED OPERATIONS		50,642			133,814			126,154
NET INCOME (LOSS)	$ 163,796	$ (288,638)			$ (363,296)		$ (2,121,614)	$ (1,031,311)	(1,031,311)
NET (LOSS) INCOME PER SHARE - BASIC AND DILUTED
Continuing operations	$ 0.01	$ (0.02)			$ (0.03)		$ (0.12)	$ (0.06)
Discontinued operations	0.00	0.00			0.01		0.00	(0.01)
NET (LOSS) INCOME PER SHARE - BASIC AND DILUTED	$ 0.01	$ (0.02)			$ (0.02)		$ (0.12)	$ (0.07)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED								15,403,925
Members' deficit, beginning of period
Members' deficit, end of period
Predecessor [Member]
REVENUES			576,863							2,789,936
COST OF GOODS SOLD			413,582							1,911,932
GROSS PROFIT			163,281							878,004
OPERATING EXPENSES:
Advertising, promotion and selling			51,516							578,970
General and administrative			134,124							595,199
Gain on forgiveness of accrued payroll
Legal and professional			47,369							470,193
Total operating expenses			233,009							1,644,362
INCOME (LOSS) FROM OPERATIONS			(69,728)							(766,358)
OTHER INCOME (EXPENSE):
Interest expense			(2,294)							(125,169)
Interest income										92
Other income (expense)
Total other income (expense)			(2,294)							(125,077)
INCOME (LOSS) FROM CONTINUING OPERATIONS			(72,022)							(891,435)
Loss on sale of discontinued operations
INCOME FROM DISCONTINUED OPERATIONS
NET INCOME (LOSS)			(72,022)							(891,435)
NET (LOSS) INCOME PER SHARE - BASIC AND DILUTED
Members' deficit, beginning of period			$ (35,000)			$ (35,000)			$ (35,000)
Members' deficit, end of period										$ (35,000)